Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Recipe Unlimited Corporation (Recipe)
Subsidiaries
Proportion of voting rights held in associate	61.00%
Fairfax India Holdings Corporation (Fairfax India)
Subsidiaries
Proportion of voting rights held in associate	93.90%
Boat Rocker Media Inc. (Boat Rocker)
Subsidiaries
Proportion of voting rights held in associate	56.10%
Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group)
Subsidiaries
Proportion of ownership interest in subsidiary	90.00%
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit)
Subsidiaries
Proportion of ownership interest in subsidiary	86.20%
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World)
Subsidiaries
Proportion of ownership interest in subsidiary	70.90%
Property and Casualty Insurance and Reinsurance | Bryte Insurance Company Ltd (Bryte Insurance)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Eurolife FFH General Insurance Single Member S.A. (Eurolife General)
Subsidiaries
Proportion of ownership interest in subsidiary	80.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Polskie Towarzystwo Reasekuracji Spolka Akcyjna (Polish Re)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Colonnade Insurance S.A. (Colonnade Insurance)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | FFH Ukraine Holdings (Fairfax Ukraine)
Subsidiaries
Proportion of ownership interest in subsidiary	70.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | ARX Insurance Company (ARX Insurance)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Private Joint Stock Company Insurance Company Universalna (Universalna)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | La Meridional Compania Argentina de Seguros S.A. (La Meridional Argentina)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | SBS Seguros Colombia S.A. (Southbridge Colombia)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | SBI Seguros Uruguay S.A. (Southbridge Uruguay)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | Southbridge Compaa de Seguros Generales S.A. (Southbridge Chile)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Group Re | CRC Reinsurance Limited (CRC Re)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Group Re | Wentworth Insurance Company Ltd. (Wentworth)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Group Re | Connemara Reinsurance Company Ltd. (Connemara)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Falcon Insurance Company (Hong Kong) Limited (Falcon)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | The Pacific Insurance Berhad (Pacific Insurance)
Subsidiaries
Proportion of ownership interest in subsidiary	85.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)
Subsidiaries
Proportion of ownership interest in subsidiary	80.30%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Fairfirst Insurance Limited (Fairfirst Insurance)
Subsidiaries
Proportion of ownership interest in subsidiary	78.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Singapore Reinsurance Corporation Limited (Singapore Re)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Life insurance and Run-off | Eurolife FFH Life Insurance Group Holdings S.A. (Eurolife)
Subsidiaries
Proportion of ownership interest in subsidiary	80.00%
Run-off | TIG Insurance Company (TIG Insurance)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Investment management | Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)
Subsidiaries
Proportion of ownership interest in subsidiary	100.00%
Non-insurance companies | Restaurants and retail | Recipe Unlimited Corporation (Recipe)
Subsidiaries
Proportion of ownership interest in subsidiary	38.50%
Non-insurance companies | Restaurants and retail | Sporting Life Group Limited
Subsidiaries
Proportion of ownership interest in subsidiary	71.40%
Non-insurance companies | Fairfax India | Fairfax India Holdings Corporation (Fairfax India)
Subsidiaries
Proportion of ownership interest in subsidiary	30.10%
Non-insurance companies | Thomas Cook India | Thomas Cook (India) Limited (Thomas Cook India)
Subsidiaries
Proportion of ownership interest in subsidiary	66.80%
Non-insurance companies | Other subsegments | AGT Food and Ingredients Inc. (AGT)
Subsidiaries
Proportion of ownership interest in subsidiary	58.00%
Non-insurance companies | Other subsegments | Dexterra Group Inc. (Dexterra Group)
Subsidiaries
Proportion of ownership interest in subsidiary	48.80%
Non-insurance companies | Other subsegments | Boat Rocker Media Inc. (Boat Rocker)
Subsidiaries
Proportion of ownership interest in subsidiary	45.00%
Non-insurance companies | Other subsegments | Farmers Edge Inc. (Farmers Edge)
Subsidiaries
Proportion of ownership interest in subsidiary	61.40%
Sporting Life Group Limited | Sporting Life Inc. (Sporting Life)
Subsidiaries
Proportion of voting rights held in associate	100.00%
Sporting Life Group Limited | Sporting Life Inc. (Sporting Life) | Non-insurance companies | Restaurants and retail
Subsidiaries
Proportion of ownership interest in subsidiary	71.40%
Sporting Life Group Limited | Golf Town Limited (Golf Town)
Subsidiaries
Proportion of voting rights held in associate	100.00%
Sporting Life Group Limited | Golf Town Limited (Golf Town) | Non-insurance companies | Restaurants and retail
Subsidiaries
Proportion of ownership interest in subsidiary	71.40%
Fairfax India Holdings Corporation (Fairfax India) | National Commodities Management Services Limited (NCML)
Subsidiaries
Proportion of voting rights held in associate	89.50%
Thomas Cook (India) Limited (Thomas Cook India) | Sterling Holiday Resorts Limited (Sterling Resorts)
Subsidiaries
Proportion of voting rights held in associate	100.00%
Thomas Cook (India) Limited (Thomas Cook India) | Sterling Holiday Resorts Limited (Sterling Resorts) | Non-insurance companies | Thomas Cook India
Subsidiaries
Proportion of ownership interest in subsidiary	66.80%